Inventory, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory, Net [Abstract]
Raw materials	$ 1,069,130	$ 910,950
Finished goods	542,706	397,576
Total inventory	$ 1,611,836	$ 1,308,526